Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-Based Compensation

11. EQUITY-BASED COMPENSATION

In accordance with ASC 718, Compensation-Stock Compensation, the Company measures the cost of employee services rendered in exchange for share-based compensation based upon the grant date fair market value. The cost is recognized over the requisite service period, which is generally the vesting period.

Employee Units Surrendered for Common Stock

Prior to April 18, 2013, the Company had an Employee Unit Incentive Plan (“Employee Unit Plan”). Under the Employee Unit Plan, the Partnerships granted Employee Units to certain key employees of SEA (“Employee Units”). The Employee Units which were granted were accounted for as equity awards and were divided into three tranches, Time-Vesting Units (“TVUs”), 2.25x Performance Vesting Units (“PVUs”) and 2.75x PVUs. Upon vesting of the Employee Units, the Company issued the corresponding number of shares of common stock of the Company to the Partnerships. There was no related cost to the employee upon vesting of the units. As of April 18, 2013, 669,293 Employee Units had been granted under the Employee Unit Plan, net of forfeitures. Separately, certain members of management in 2011 also purchased an aggregate of 29,240 Class D Units of the Partnerships (“Class D Units”).

Prior to the consummation of the Company’s initial public offering, on April 18, 2013, the Employee Units and Class D Units held by certain of the Company’s directors, officers, employees, and consultants were surrendered to the Partnerships and such individuals received an aggregate of 4,165,861 shares of the Company’s issued and outstanding common stock from the Partnerships. The number of shares of the Company’s common stock received by such individuals from the Partnerships was determined in a manner intended to replicate the economic value to each equity holder immediately prior to the transaction. The Class D Units and vested Employee Units were surrendered for an aggregate of 949,142 shares of common stock. The unvested Employee Units were surrendered for an aggregate of 3,216,719 unvested restricted shares of the Company’s common stock, which are subject to vesting terms substantially similar to those applicable to the unvested Employee Units immediately prior to the transaction. These unvested restricted shares consist of Time Restricted shares, and 2.25x and 2.75x Performance Restricted shares (collectively the “Performance Restricted shares”), which, for accounting purposes, were removed from issued and outstanding shares until their restrictions are met, as shown on the accompanying unaudited condensed consolidated statement of changes in stockholders’ equity. The following table sets forth the number of Class D Units and Employee Units surrendered for shares of common stock prior to the consummation of the Company’s initial public offering:

	Units	Shares of Common Stock
	(not in thousands)
Vested TVUs surrendered for shares of stock	121,206	727,852
Class D Units surrendered for shares of stock	29,240	221,290

Total Class D Units and vested TVUs surrendered for shares of stock	150,446	949,142

Unvested TVUs surrendered for unvested Time Restricted shares of stock	103,913	599,215
2.25x PVUs surrendered for 2.25x Performance Restricted shares of stock	222,087	1,308,752
2.75x PVUs surrendered for 2.75x Performance Restricted shares of stock	222,087	1,308,752

Total unvested TVUs and PVUs surrendered for shares of unvested restricted stock	548,087	3,216,719

Total units surrendered for shares of stock and unvested restricted stock	698,533	4,165,861

Time-Vesting Units (TVUs) and Time Restricted Shares

One-third of the Employee Units originally granted vested over five years (20% per year). Generally, the vesting began on the earlier of December 1, 2009, or the grant date. Vesting was contingent upon continued employment. In the event of a change of control (defined as a sale or disposition of the assets of the limited partnership to other than a Blackstone affiliated group or, if any group other than a Blackstone-affiliated entity, becomes the general partner or the beneficial owner of more than 50% interest), the TVUs immediately 100% vested. The TVUs were originally recorded at the fair market value at the date of grant and were being amortized to compensation expense over the vesting period.

The shares of stock received upon surrender of the Employee Units contain substantially identical terms, conditions and vesting schedules as the previously outstanding Employee Units. In accordance with the guidance in ASC 718-20, Compensation-Stock Compensation, the surrender of the Employee Units for shares of common stock and Time Restricted shares qualifies as a modification of an equity compensation plan. As such, the Company calculated the incremental fair value of the TVU awards immediately prior to and after their modification and determined that $282 of incremental equity compensation cost would be recorded upon surrender of the vested TVUs for vested shares of stock in the nine months ended September 30, 2013. The remaining incremental compensation cost of $220 which represents the incremental cost on the unvested TVUs which were surrendered for unvested Time Restricted shares of restricted stock, will be added to the original grant date fair value of the TVU awards and amortized to compensation expense over the remaining vesting period.

Total combined compensation expense related to these TVU and Time Restricted share awards was $606 and $1,537 for the three and nine months ended September 30, 2013 and $305 and $872 for the three and nine months ended September 30, 2012 and is included in selling, general, and administrative expenses in the accompanying unaudited condensed consolidated statement of operations and comprehensive income (loss) and as contributed capital in the accompanying unaudited condensed consolidated statements of stockholders’ equity. Total unrecognized compensation cost related to the unvested Time Restricted shares, expected to be recognized over the remaining vesting term was approximately $1,706 as of September 30, 2013.

The activity related to the TVU and Time Restricted share awards for the nine months ended September 30, 2013, is as follows:

	Employee Units	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term
	(not in thousands)
Outstanding unvested TVUs at December 31, 2012	112,701		$21.70
Vested units	(8,788)		$22.71
TVUs surrendered for unvested Time Restricted shares of stock	(103,913)	599,215	$4.06
Vested shares		(31,675)	$3.82
Forfeited		(2,025)	$3.82

Outstanding unvested Time Restricted shares of stock at September 30, 2013	—	565,515	$4.07	17 months

2.25x and 2.75x Performance Vesting Units (PVUs) and Performance Restricted Shares

Two tranches of the Employee Units vested only if certain events occur. The 2.25x PVUs under the Employee Unit Plan vested if the employee is employed by the Company when and if Blackstone receives cash proceeds (not subject to any clawback, indemnity or similar contractual obligation) in respect of its Partnerships units equal to (x) a 20% annualized effective compounded return rate on Blackstone’s investment and (y) a 2.25x on Blackstone’s investment. The 2.75x PVUs under the Employee Unit Plan vested if the employee is employed by the Company when and if Blackstone received cash proceeds (not subject to any clawback, indemnity or similar contractual obligation) in respect of its Partnerships units equal to (x) a 15% annualized effective compounded return rate on Blackstone’s investment and (y) a 2.75x multiple on Blackstone’s investment. The PVUs had no termination date other than termination of employment from the Company and there were no service or period vesting conditions associated with the PVUs other than employment at the time the benchmark was reached; no compensation was recorded related to these PVUs prior to the modification since their exercise was not considered probable. The unvested Performance Restricted shares received upon surrender of the Employee Unit PVUs contain substantially the same terms and conditions as the previously outstanding PVUs. No compensation expense will be recorded related to the Performance Restricted shares until their vesting is probable, accordingly, no compensation expense has been recorded during the nine months ended September 30, 2013 or 2012 related to these PVUs or Performance Restricted share awards. In accordance with the guidance in ASC 718-20, Compensation-Stock Compensation, the surrender of the Employee Units for shares of common stock qualifies as a modification of an equity compensation plan. As the Performance Restricted shares were not considered probable of vesting before or after the modification, the Company will use the modification date fair value to record compensation expense related to these awards if the performance conditions become probable within a future reporting period. Total unrecognized compensation expense as of September 30, 2013, was approximately $28,125 and $18,846 for the 2.25x and 2.75x Performance Restricted shares, respectively.

The activity related to the 2.25x Performance Restricted shares for the nine months ended September 30, 2013, is as follows:

	Employee Units	Shares
	(not in thousands)
Outstanding 2.25x PVUs at December 31, 2012	225,051
Forfeited	(2,964)
2.25x PVUs surrendered for unvested 2.25x Performance Restricted shares of stock	(222,087)	1,308,752
Vested		—

Outstanding unvested 2.25x Performance Restricted shares of stock at September 30, 2013	—	1,308,752

The activity related to the 2.75x Performance Restricted shares for the nine months ended September 30, 2013, is as follows:

	Employee Units	Shares
	(not in thousands)
Outstanding 2.75x PVUs at December 31, 2012	225,051
Forfeited	(2,964)
2.75x PVUs surrendered for unvested 2.75x Performance Restricted shares of stock	(222,087)	1,308,752
Vested		—

Outstanding unvested 2.75x Performance Restricted shares of stock at September 30, 2013	—	1,308,752

The fair value of each Employee Unit originally granted was estimated on the date of grant using a composite of the discounted cash flow model and the guideline public company approach to determine the underlying enterprise value. The discounted cash flow model was based upon significant inputs that are not observable in the market. Key assumptions included projected cash flows, a discount rate of 10.5%, and a terminal value. The guideline public company approach uses relevant public company valuation multiples to determine fair value. The value of the individual equity tranches was allocated based upon the Option-Pricing Method model. Significant assumptions included a holding period of 2.6 to 3.6 years, a risk free rate of 0.33% to 1.22%, volatility of approximately 49% to 57%, a discount for lack of marketability, depending upon the units, from 31% to 53% and a 0 dividend yield. Volatility for SEA’s stock at the date of grant was estimated using the average volatility calculated for a peer group, which is based upon daily price observations over the estimated term of units granted.

In order to calculate the incremental fair value at the modification date, the Option-Pricing Method model was used to estimate the fair value prior to the modification. For the fair value after the modification, the initial public offering price of $27.00 per share was used to calculate the fair value of the TVUs while the fair value of the PVUs was estimated using an asset-or-nothing call option approach. Significant assumptions used in both the Option-Pricing Method model and the asset-or-nothing call option approach included a holding period of approximately 2 years from the initial public offering date, a risk free rate of 0.24%, a volatility of approximately 37.6% based on re-levered historical and implied equity volatility of comparable companies and a 0 dividend yield.

2013 Omnibus Incentive Plan

The Company reserved 15,000,000 shares of common stock for future issuance under the Company’s new 2013 Omnibus Incentive Plan (“2013 Omnibus Incentive Plan”). The 2013 Omnibus Incentive Plan is administered by the compensation committee of the Board of Directors, and provides that the Company may grant equity incentive awards to eligible employees, directors, consultants or advisors in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock-based and performance compensation awards. If an award under the 2013 Omnibus Incentive Plan terminates, lapses, or is settled without the payment of the full number of shares subject to the award, the undelivered shares may be granted again under the 2013 Omnibus Incentive Plan.

On April 19, 2013, 494,557 shares of restricted stock were granted to the Company’s directors, officers and employees under the 2013 Omnibus Incentive Plan (the “2013 Grant”). The shares granted were in the form of time vesting restricted shares (“Time Restricted 2013 shares”), 2.25x performance restricted shares (“2.25x Performance Restricted 2013 shares”) and 2.75x performance restricted shares (“2.75x Performance Restricted 2013 shares”). The activity related to the 2013 Grant for the nine months ended September 30, 2013, is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term
	(not in thousands)
2013 Grant
Granted:
Time Restricted 2013 shares vesting after initial public offering 180 day lock up period	85,647	$33.52
Time Restricted 2013 shares vesting over remaining service period	82,290	$33.52
2.25x Performance Restricted 2013 shares	163,310	$30.46
2.75x Performance Restricted 2013 shares	163,310	$23.05
Vested	—	—
Forfeited	(267)	$33.52

Outstanding 2013 Grant unvested restricted shares at September 30, 2013	494,290	$29.05	16 months

The vesting terms and conditions of the Time Restricted 2013 shares, the 2.25x Performance Restricted 2013 shares, and the 2.75x Performance Restricted 2013 shares included in the 2013 Grant are substantially the same as those of the previous Employee Unit Plan TVUs, 2.25x PVUs, and 2.75x PVUs, respectively, (see “2.25x and 2.75x Performance Vesting Units (PVUs) and Performance Restricted Shares” section). For the Time Restricted 2013 shares, after an initial 180 day post initial public offering lock up period, the vesting schedule from the Employee Unit Plan carries over so that each recipient will vest in the 2013 Grant in the same proportion as they were vested in the previous Employee Unit Plan. The remaining unvested shares will vest over the remaining service period, subject to substantially the same vesting conditions which carried over from the previous Employee Unit Plan.

The grant date fair value for the Time Restricted 2013 shares awarded was determined based on the closing market price of the Company’s stock at the date of grant applied to the total number of shares that are anticipated to fully vest. The fair value of the restricted shares will be recognized as equity compensation on a straight-line basis over the requisite service period as if the award was, in substance, multiple awards consisting of the Time Restricted 2013 shares which vest at the end of the initial public offering 180 day lock up period, and the remaining Time Restricted 2013 shares which vest over the requisite service period. As a result, approximately $1,876 and $3,167 of equity compensation expense was recognized in the three and nine months ended September 30, 2013, respectively, related to the 2013 Grant. As of September 30, 2013, unrecognized equity compensation expense related to the Time Restricted 2013 shares was $491 to be recognized by the end of the initial public offering 180 day lock up period and $1,961 to be recognized over the remaining requisite service period.

The grant date fair value of the 2.25x and 2.75x Performance Restricted 2013 shares was measured using the asset-or-nothing option pricing model. Significant assumptions included a holding period of approximately 2 years from the initial public offering date, a risk free rate of 0.24%, a volatility of approximately 33.2% based on re-levered historical and implied equity volatility of comparable companies and a 0 dividend yield. There is no compensation expense recorded related to the Performance Restricted 2013 shares until their issuance is probable. Total unrecognized compensation expense as of September 30, 2013 for the 2013 Grant was approximately $4,974 and $3,764 for the 2.25x Performance Restricted 2013 shares and 2.75x Performance Restricted 2013 shares, respectively.

As of September 30, 2013, there were 14,505,710 shares of common stock available for future issuance under the Company’s 2013 Omnibus Incentive Plan. Subsequent to September 30, 2013, the Company withheld an aggregate of 21,937 shares of its common stock from employees to satisfy minimum tax withholding obligations relating to the vesting of restricted stock awards. As a result, these shares will be added back to the number of shares of common stock available for future issuance under the Company’s 2013 Omnibus Incentive Plan.

18. EQUITY-BASED COMPENSATION

In 2011 and 2012, the Partnerships granted employee units to certain key employees of SEA. Upon vesting of the employee units, the Company issues the corresponding number of shares of common stock of the Company to the Partnerships. There is no related cost to the employee upon vesting of the units.

The total number of units authorized for awards is 750,000 (not in thousands). The total number of employee units granted, (which are accounted for as equity awards) was 721,401 (not in thousands) and they were divided into three equal tranches as follows:

Time-Vesting Units (TVUs)—One-third of the employee units (240,470) (not in thousands) granted vest over five years (20% per year). The vesting begins on the earlier of December 1, 2009, or the grant date. Vesting is contingent upon continued employment. In the event of a change of control (defined as a sale or disposition of the assets of the limited partnership to other than a Blackstone-affiliated group or, if any group other than a Blackstone-affiliated entity, becomes the general partner or the beneficial owner of more than 50% interest), the employee units immediately 100% vest. The TVUs were recorded at the fair market value at the date of grant and will be amortized to compensation expense over the vesting period. Total compensation expense related to the TVUs was $1,191 and $823 for the years ended December 31, 2012 and 2011 respectively, and is included in selling, general, and administrative expenses in the accompanying consolidated statement of operations and comprehensive income (loss) and as contributed capital in the accompanying statements of stockholders’ equity. Total unrecognized compensation cost related to the nonvested TVUs, expected to be recognized over the next three years, was approximately $2,702 as of December 31, 2012.

The activity related to the TVUs for the year ended December 31, 2012, is as follows:

	Employee Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
	(not in thousands)
Outstanding-January 1, 2012	134,109	$21.34
Granted	21,167	23.15
Vested	(39,775)	21.29
Forfeited	(2,800)	21.34

Outstanding-December 31, 2012	112,701	21.70	25.5 months

Total units granted in 2011 totaled 219,303 (not in thousands) at a weighted average fair value of $21.34 per share.

2.25x and 2.75x Performance Vesting Units (PVUs)—Two tranches of the employee units vest only if certain events occur. The 2.25x PVUs vest if the employee is employed by the Company when and if Blackstone receives cash proceeds (not subject to any clawback, indemnity or similar contractual obligation) in respect of its Partnerships units equal to (x) a 20% annualized effective compounded return rate on Blackstone’s investment and (y) a 2.25x on Blackstone’s investment. The 2.75x PVUs vest if the employee is employed by the Company when and if Blackstone receives cash proceeds (not subject to any clawback, indemnity or similar contractual obligation) in respect of its Partnerships units equal to (x) a 15% annualized effective compounded return rate on Blackstone’s investment and (y) a 2.75x multiple on Blackstone’s investment. The employee units have no termination date other than termination of employment from the Company. There are no service or period vesting conditions associated with the PVUs other than employment at the time the benchmark is reached. No compensation will be recorded related to these PVUs until their issuance is probable. There was no compensation expense recorded during 2012 or 2011 for the PVUs. Total unrecognized compensation expense as of December 31,2012 was approximately $2,900 and $2,000 for the 2.25x and 2.75x units, respectively. None of the PVUs were exercisable at December 31, 2012.

The activity related to the 2.25x units for the year ended December 31, 2012, is as follows:

	Employee Units	Weighted Average Grant Date Fair Value
	(not in thousands)
Outstanding-January 1, 2012	206,220	$12.65
Granted	21,164	15.66
Vested	—	—
Forfeited	(2,333)	12.65

Outstanding-December 31, 2012	225,051	13.06

The activity related to the 2.75x units for the year ended December 31, 2012, is as follows:

	Employee Units	Weighted Average Fair Value
	(not in thousands)
Outstanding-January 1, 2012	206,220	$8.88
Granted	21,164	10.52
Vested	—	—
Forfeited	(2,333)	8.88

Outstanding-December 31, 2012	225,051	8.99

The fair value of each employee unit granted was estimated on the date of grant using a composite of the discounted cash flow model and the guideline public company approach to determine the underlying enterprise value. The discounted cash flow model is based upon significant inputs that are not observable in the market. Key assumptions include projected cash flows, a discount rate of 10.5%, and a terminal value. The guideline public company approach uses relevant public company valuation multiples to determine fair value. The value of the individual equity tranches was allocated based upon the Option-Pricing Method model. Significant assumptions include a holding period of 2.6 to 3.6 years, a risk free rate of 0.33% to 1.22%, volatility of approximately 49% to 57% and a discount for lack of marketability, depending upon the units, from 31% to 53% and 0 dividend yield. Volatility for SEA’s stock is estimated using the average volatility calculated for a peer group, which is based upon daily price observations over the estimated term of units granted.